TRAVELERS SERIES FUND INC.

(the “Registrant”)

On behalf of its series,

Smith Barney Aggressive Growth Portfolio

Smith Barney High Income Portfolio

Smith Barney International All Cap Growth Portfolio

Smith Barney Large Capitalization Growth Portfolio

Smith Barney Large Cap Value Portfolio

Smith Barney Mid Cap Core Portfolio

Smith Barney Money Market Portfolio

Social Awareness Stock Portfolio

(the “Funds”)

SUPPLEMENT DATED MAY 1, 2006

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2006

The following information supplements, and to the extent inconsistent therewith, supercedes the information contained in each Fund’s Prospectus and Statement of Additional Information.

Effective May 1, 2006, the Registrant and the Funds will be renamed by replacing “Travelers” as part of the Registrant’s name and “Smith Barney” as part of each Fund’s name, respectively, with “Legg Mason Partners” (or in the case of the Social Awareness Stock Portfolio, by adding the “Legg Mason Partners” designation), as set forth below.

There will be no change in the Funds’ investment objective(s) or investment policies as a result of the name changes.

New Registrant/Fund Name

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Aggressive Growth Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable High Income Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable International All Cap Growth Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Large Cap Value Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Mid Cap Core Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Money Market Portfolio

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Social Awareness Stock Portfolio